VARIABLE INTEREST ENTITIES ("VIEs") (Tables)	12 Months Ended
Dec. 31, 2017
VARIABLE INTEREST ENTITIES [Abstract]
Schedule of Sale Leaseback Transactions
The following table gives a summary of the sale and leaseback arrangement, including repurchase options and obligation as of December 31, 2017:

Vessel	Effective from	Sales value (in $ millions)	First repurchase option (in $ millions)	Month of first repurchase option	Repurchase obligation at end of lease term (in $ millions)	End of lease term
Golar Eskimo	November 2015	285.0	225.8	November 2018	128.3	November 2025

Summary of the Bareboat Charter Rates Per Day Based on Base LIBOR Interest Rate for the Next Five Years
A summary of our payment obligations under the bareboat charter with Eskimo SPV as of December 31, 2017 is shown below:

(in $ thousands)	2018	2019	2020	2021	2022	After 2022
Golar Eskimo*	25,930	25,798	25,026	23,919	22,789	58,826

*The payment obligation table above includes variable rental payments due under the lease based on an assumed LIBOR plus margin but excludes the repurchase obligation at the end of lease term.

Schedule of Variable Interest Entities
The most significant impact of consolidation of Eskimo SPV’s assets and liabilities on our consolidated balance sheet is as follows:

(in $ thousands)	2017	2016
Liabilities
Long-term debt (refer to note 20)	212,084	232,931

Balance Sheet of Variable Interest Entity
The following table summarizes the balance sheets of PTGI as of December 31, 2017 and 2016:

(in thousands of $)	2017	2016
ASSETS
Cash	16,016	14,124
Restricted cash (see note 16)	10,270	10,361
Vessels and equipment, net*	269,624	290,638
Other assets	4,348	12,121
Total assets	300,258	327,244

LIABILITIES AND EQUITY
Accrued liabilities	11,675	9,989
Current portion of long-term debt	19,759	13,633
Amounts due to related parties	107,838	135,809
Non-current debt	82,741	102,500
Other liabilities	515	68
Total liabilities	222,528	261,999
Total equity	77,730	65,245
Total liabilities and equity	300,258	327,244

*PTGI recorded the NR Satu at the acquisition price when it purchased the vessel from a Golar related party entity. However, as of the date of the acquisition of the subsidiaries which own and operate the NR Satu, the acquisition was deemed to be a reorganization of entities under common control, and accordingly, we recorded the NR Satu at historical book values.